Property and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	R$ 194,575	R$ 106,839	R$ 96,669
Purchases	51,300	40,315	25,995
Disposals	(5,468)	(11,364)	(9)
Business combinations		78,124
Depreciation	(34,555)	(19,340)	(15,816)
Property, plant and equipment at end of period	205,852	194,575	106,839
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	390,531	193,495	167,509
Property, plant and equipment at end of period	379,721	390,531	193,495
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(195,956)	(86,655)	(70,840)
Property, plant and equipment at end of period	(173,869)	(195,956)	(86,655)
IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	33,287	15,446	9,884
Purchases	17,511	8,701	9,166
Transfers	49
Disposals	(1,430)
Business combinations		20,158
Depreciation	(12,653)	(11,017)	(3,604)
Property, plant and equipment at end of period	36,764	33,287	15,446
IT equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	90,947	33,650	24,484
Property, plant and equipment at end of period	77,215	90,947	33,650
IT equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(57,660)	(18,204)	(14,600)
Property, plant and equipment at end of period	(40,451)	(57,660)	(18,204)
Furniture, equipment and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	79,990	32,519	27,573
Purchases	23,998	6,472	8,645
Transfers	618
Disposals	(3,776)	(827)	(9)
Business combinations		45,352
Depreciation	(13,385)	(3,526)	(3,691)
Property, plant and equipment at end of period	87,445	79,990	32,519
Furniture, equipment and facilities | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	156,004	61,178	52,541
Property, plant and equipment at end of period	150,692	156,004	61,178
Furniture, equipment and facilities | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(76,014)	(28,659)	(24,968)
Property, plant and equipment at end of period	(63,247)	(76,014)	(28,659)
Library books
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,208	2,977	4,532
Purchases	645	225
Disposals	(1)
Business combinations		2,471
Depreciation	(1,454)	(1,466)	(1,556)
Property, plant and equipment at end of period	3,398	4,208	2,977
Library books | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	37,719	20,995	20,994
Property, plant and equipment at end of period	38,363	37,719	20,995
Library books | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(33,511)	(18,018)	(16,462)
Property, plant and equipment at end of period	(34,965)	(33,511)	(18,018)
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,160
Purchases		624
Disposals	(211)
Business combinations		1,365
Depreciation	(305)	(829)
Property, plant and equipment at end of period	644	1,160
Vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,215
Property, plant and equipment at end of period	4,376	5,215
Vehicles | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(4,055)
Property, plant and equipment at end of period	(3,732)	(4,055)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,566
Business combinations		4,566
Property, plant and equipment at end of period	4,566	4,566
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,566
Property, plant and equipment at end of period	4,566	4,566
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	10,648	1,180	28
Purchases	7,659	13,144	5,496
Transfers	(8,479)	(5,362)	(4,344)
Business combinations		1,686
Property, plant and equipment at end of period	9,828	10,648	1,180
Construction in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	10,648	1,180	28
Property, plant and equipment at end of period	9,828	10,648	1,180
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	60,716	54,719	54,652
Purchases	1,487	11,149	2,688
Transfers	7,812	5,362	4,344
Disposals	(50)	(10,537)
Business combinations		2,526
Depreciation	(6,758)	(2,502)	(6,965)
Property, plant and equipment at end of period	63,207	60,716	54,719
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	85,432	76,494	69,462
Property, plant and equipment at end of period	94,681	85,432	76,494
Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(24,716)	(21,774)	(14,810)
Property, plant and equipment at end of period	R$ (31,474)	R$ (24,716)	R$ (21,774)